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Metropolitan Life Insurance Company
One Madison Avenue
New York, NY  10010

                                                     May 2, 2003

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      Metropolitan Life Insurance Company and
                  The New England Variable Account
                  File No. 333-11131 - (Zenith Accumulator)
                  Rule 497(j) Certification
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Commissioners:

         On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplements dated May 1, 2003 to the Prospectus dated April 30, 1999 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplements to the Prospectus contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on April 25, 2003.

         If you have any questions, please contact me at (617) 578-2857.

                                                     Sincerely,

                                                     /s/ Marie C. Swift

                                                     Marie C. Swift